Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedged Items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	¥ 12,187	¥ 379,777
Translating foreign operations reserve	886,080	873,893
USD foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(18,370)	189,332
Translating foreign operations reserve	377,299	395,670
EUR foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(9,731)	143,018
Translating foreign operations reserve	300,761	310,492
THB Foreign Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	25,100	22,204
Translating foreign operations reserve	104,381	79,281
Other foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	15,188	25,223
Translating foreign operations reserve	¥ 103,639	¥ 88,450